UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21075

Dreyfus Institutional Cash Advantage Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	4/30
Date of reporting period:	1/31/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Fund
January 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--44.2%	Principal Amount ($)	Value ($)
Allied Irish Banks N.A. Inc. (Yankee)
2.30%, 3/4/09	215,000,000 a	215,000,000
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.20% - 1.70%, 2/17/09 - 3/16/09	325,000,000	325,003,568
Bank of Ireland (Yankee)
2.30%, 3/9/09	1,085,000,000 a	1,085,000,000
Bank of Scotland PLC (Yankee)
3.16%, 3/5/09	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
1.18%, 4/28/09	425,000,000	425,000,000
Barclays Bank PLC (Yankee)
2.00%, 6/18/09	470,000,000	470,000,000
BNP Paribas (Yankee)
0.95%, 7/13/09	500,000,000	500,000,000
Calyon (Yankee)
1.10% - 2.50%, 3/5/09 - 4/8/09	1,175,000,000	1,175,000,000
Canadian Imperial Bank of Commerce (Yankee)
1.22%, 4/7/09	700,000,000	700,000,000
Citibank (South Dakota) N.A., Sioux Falls
1.50%, 3/17/09	350,000,000	350,000,000
Credit Suisse (Yankee)
0.79% - 1.95%, 3/10/09 - 7/9/09	1,050,000,000 b	1,050,000,000
DnB NOR Bank ASA (Yankee)
1.26%, 4/8/09	500,000,000 a	500,000,000
Lloyds TSB Bank PLC (Yankee)
1.00% - 1.50%, 4/7/09 - 7/13/09	1,215,000,000	1,215,102,110
Royal Bank of Scotland PLC (Yankee)
1.27% - 3.15%, 2/9/09 - 5/12/09	900,000,000	900,000,000
Sanpaolo IMI U.S. Financial Co. (Yankee)
1.05%, 4/7/09	170,000,000	170,000,000
Skandinaviska Enskilda Banken AB (London)

3.13%, 2/27/09	1,000,000,000 a	1,000,000,000
Societe Generale (Yankee)
0.95% - 1.00%, 4/27/09 - 7/13/09	1,040,000,000	1,040,000,000
UBS AG (Yankee)
3.20%, 3/16/09	1,010,000,000	1,010,000,000
UniCredito Italiano SpA (Yankee)
3.20%, 3/10/09	500,000,000	500,000,000
Total Negotiable Bank Certificates of Deposit
(cost $12,730,105,678)		12,730,105,678
Commercial Paper--23.7%
Allied Irish Banks
1.44%, 4/6/09	325,000,000	324,173,778
Allied Irish Banks N.A. Inc.
1.26% - 2.16%, 3/10/09 - 5/12/09	597,000,000 a	595,554,546
Atlantic Asset Securitization LLC
1.56%, 2/18/09	58,142,000 a	58,099,443
Atlantis One Funding Corp.
2.01%, 2/3/09	509,239,000 a	509,182,418
Autobahn Funding Company
1.75%, 2/17/09	238,000,000 a	237,814,889
Bank of Ireland
2.30%, 3/10/09	100,000,000 a	99,764,639
Barton Capital LLC
1.54% - 1.61%, 2/3/09 - 2/20/09	351,409,000 a	351,269,972
BNP Paribas Finance Inc.
0.25%, 2/2/09	600,000,000	599,995,833
Cancara Asset Securitisation Ltd.
2.21%, 2/12/09 - 2/18/09	400,000,000 a	399,676,111
CHARTA LLC
1.56%, 2/18/09 - 2/19/09	310,000,000 a	309,764,055
CIESCO LLC
1.66%, 2/18/09	200,000,000 a	199,844,167
Citigroup Funding Inc.
3.15%, 3/4/09 - 3/9/09	490,000,000	488,586,363
CRC Funding LLC
1.66%, 2/18/09	100,000,000 a	99,922,083
Fairway Finance Company LLC

1.71%, 2/2/09	40,000,000 a	39,998,111
Gemini Securitization Corp., LLC
1.51% - 2.36%, 2/4/09 - 3/10/09	675,368,000 a	674,876,960
General Electric Capital Corp.
2.52%, 2/3/09	180,000,000	179,975,000
General Electric Capital Services Inc.
0.25%, 2/2/09	125,000,000	124,999,132
General Electric Co.
0.27%, 2/2/09	538,000,000	537,995,965
Market Street Funding LLC
2.52%, 2/10/09	150,000,000 a	149,906,250
Mont Blanc Capital Corp.
1.89%, 2/17/09	200,000,000 a	199,832,889
Surrey Funding Corp.
2.01% - 2.72%, 2/2/09 - 3/13/09	225,000,000 a	224,741,389
Thames Asset Global Securitization No. 1 Inc.
1.96%, 2/17/09	185,666,000 a	185,505,089
Victory Receivables Corp.
1.66% - 1.76%, 2/10/09 - 2/17/09	239,724,000 a	239,577,786
Total Commercial Paper
(cost $6,831,056,868)		6,831,056,868
Corporate Notes--2.1%
Banca Intesa SpA
0.87%, 2/14/09	250,000,000 b	250,000,000
Citigroup Funding Inc.
1.45%, 5/8/09	200,000,000 b	200,000,000
General Electric Capital Corp.
0.43%, 2/25/09	155,000,000 b	155,000,000
Total Corporate Notes
(cost $605,000,000)		605,000,000
Promissory Note--1.2%
Goldman Sachs Group Inc.
3.15%, 4/3/09
(cost $350,000,000)	350,000,000 [c]	350,000,000
U.S. Government Agency--1.7%
Federal Home Loan Mortgage Corp.
1.06%, 4/16/09

(cost $500,000,000)	500,000,000 [b,d]	500,000,000
Time Deposits--19.8%
DZ Bank AG (Grand Cayman)
0.31%, 2/2/09	800,000,000	800,000,000
JPMorgan Chase Bank, N.A. (Nassau)
0.19%, 2/2/09	1,050,000,000	1,050,000,000
KBC Bank N.V. (Grand Cayman)
0.15% - 0.25%, 2/2/09	1,041,000,000	1,041,000,000
Landesbank Baden-Wurttemberg (Grand Cayman)
0.31%, 2/2/09	500,000,000	500,000,000
Landesbank Hessen-Thuringen Girozentrale (Grand Cayman)
0.28%, 2/2/09	450,000,000	450,000,000
Manufacturers & Traders Trust Company (Grand Cayman)
0.25%, 2/2/09	500,000,000	500,000,000
Natixis (Grand Cayman)
0.33%, 2/2/09	700,000,000	700,000,000
U.S. Bank NA (Grand Cayman)
0.15%, 2/2/09	661,000,000	661,000,000
Total Time Deposits
(cost $5,702,000,000)		5,702,000,000
Repurchase Agreements--7.1%
Barclays Financial LLC

0.26%, dated 1/30/09, due 2/2/09 in the amount of
$1,056,022,880 (fully collateralized by $329,817,561
Federal National Mortgage Association, 1.81%, due
10/25/32, value $6,088,380, $294,795,000 Treasury
Inflation Protected Securities, 2.50%, due 1/15/29,
value $295,995,455, $336,629,900 U.S. Treasury Bills,
due 7/2/09, value $336,195,647, $201,529,100 U.S.
Treasury Notes, 3.25%-4.50%, due 12/31/09-3/31/12,
value $219,221,805 and $578,888,700 U.S. Treasury
Strips, due 2/15/36, value $219,618,795)	1,056,000,000	1,056,000,000
Deutsche Bank Securities
0.27%, dated 1/30/09, due 2/2/09 in the amount of
$1,000,022,500 (fully collateralized by $546,000
Asian Development Bank, 4.50%, due 9/4/12, value
$589,368, $80,560,000 Federal Farm Credit Bank,

2.25%-5.50%, due 7/1/10-2/13/18, value $81,405,050,
$756,965,000 Federal Home Loan Bank, 1.38%-7.45%, due
4/15/09-7/15/36, value $789,470,798, $59,005,000
Federal Home Loan Mortgage Corp., 2.50%-6.07%, due
1/7/14-1/19/27, value $59,676,199, $30,425,000
Federal National Mortgage Association, 6%, due
5/12/16, value $31,153,375 and $40,406,900 U.S.
Treasury Bonds, 6.88%, due 8/15/25, value $57,705,331)	1,000,000,000	1,000,000,000
Total Repurchase Agreements
(cost $2,056,000,000)		2,056,000,000
Total Investments (cost $28,774,162,546)	99.8%	28,774,162,546
Cash and Receivables (Net)	.2%	43,691,908
Net Assets	100.0%	28,817,854,454

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to $7,375,330,797 or 25.6% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale. This security was acquired on 3/4/08 at a cost of $350,000,000. At January 31, 2009, the aggregate value of this security was $350,000,000 representing 1.2% of net assets and is valued at cost.
d	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At January 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
          Fair Value Measurements.
          These inputs are summarized in the three broad levels listed below.
          Level 1 - quoted prices in active markets for identical securities.
          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	28,774,162,546
Level 3 - Significant Unobservable Inputs	0
Total	28,774,162,546

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Plus Fund
January 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--47.5%	Principal Amount ($)	Value ($)
Allied Irish Banks N.A. Inc. (Yankee)
2.30%, 3/4/09	60,000,000 a	60,000,000
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
1.00%, 4/8/09	100,000,000	100,000,914
Barclays Bank PLC (Yankee)
3.18%, 2/20/09	200,000,000	200,000,000
BNP Paribas (Yankee)
0.95%, 7/13/09	100,000,000	100,000,000
Calyon (Yankee)
1.10%, 4/8/09	100,000,000	100,000,000
Credit Suisse (Yankee)
0.79% - 1.95%, 2/10/09 - 3/11/09	100,000,000 b	100,000,000
DnB NOR Bank ASA (Yankee)
1.26%, 4/8/09	75,000,000 a	75,000,000
Royal Bank of Scotland PLC (Yankee)
1.40%, 4/7/09	50,000,000	50,000,000
Skandinaviska Enskilda Banken AB (London)
3.12%, 2/27/09	200,000,000 a	200,000,000
Societe Generale (Yankee)
0.95%, 7/13/09	100,000,000	100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,085,000,914)		1,085,000,914
Commercial Paper--19.7%
Allied Irish Banks
3.18%, 3/3/09	100,000,000	99,739,167
Atlantis One Funding Corp.
0.30%, 2/2/09	100,000,000 a	99,999,167
General Electric Co.
0.27%, 2/2/09	100,000,000	99,999,250
Greenwich Capital Holdings Inc.
2.36%, 3/3/09	50,000,000	49,902,083

Lloyds TSB Bank PLC
1.33%, 4/13/09	100,000,000	99,737,694
Total Commercial Paper
(cost $449,377,361)		449,377,361
Corporate Note--3.5%
Citigroup Funding Inc.
1.45%, 5/8/09
(cost $80,000,000)	80,000,000 [b]	80,000,000
Promissory Note--2.2%
Goldman Sachs Group Inc.
3.15%, 4/3/09
(cost $50,000,000)	50,000,000 [c]	50,000,000
Time Deposits--7.3%
JPMorgan Chase Bank, N.A. (Nassau)
0.19%, 2/2/09	66,000,000	66,000,000
KBC Bank N.V. (Grand Cayman)
0.25%, 2/2/09	100,000,000	100,000,000
Total Time Deposits
(cost $166,000,000)		166,000,000
Repurchase Agreements--19.5%
Barclays Financial LLC
0.26%, dated 1/30/09, due 2/2/09 in the amount of
$194,004,203 (fully collateralized by $141,947,400
U.S. Treasury Bonds, 7.25%, due 8/15/22, value
$197,880,045)	194,000,000	194,000,000
Deutsche Bank Securities
0.27%, dated 1/30/09, due 2/2/09 in the amount of
$250,005,625 (fully collateralized by $248,526,300
U.S. Treasury Notes, 1.125%-4.50%, due
9/30/11-11/30/13, value $255,000,045)	250,000,000	250,000,000
Total Repurchase Agreements
(cost $444,000,000)		444,000,000
Total Investments (cost $2,274,378,275)	99.7%	2,274,378,275
Cash and Receivables (Net)	.3%	5,930,108
Net Assets	100.0%	2,280,308,383

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to $434,999,167 or 19.1% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale. This security was acquired on 3/4/08 at a cost of $50,000,000. At January 31, 2009, the aggregate value of this security was $50,000,000 representing 2.2% of net assets and is valued at cost.

At January 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
          Fair Value Measurements.These inputs are summarized in the three broad levels listed below.
          Level 1 - quoted prices in active markets for identical securities.
          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	2,274,378,275
Level 3 - Significant Unobservable Inputs	0
Total	2,274,378,275

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 27, 2009

EXHIBIT INDEX

          (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)